Mineral, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2019
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Carrying Amount Related to Mineral, Royalty and Other Interests
As of and for the year ended December 31, 2019:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$58	$11,091	$310	$675	$-	$-	$985	$10,106
Bachelor Lake, Canada	24,029	4	24,033	23,564	469	-	-	24,033	-
Black Fox, Canada	37,799	18	37,817	28,091	1,321	-	-	29,412	8,405
Bracemac-McLeod, Canada	21,495	-	21,495	16,521	1,578	-	-	18,099	3,396
Chapada, Brazil	69,528	26	69,554	10,602	3,366	-	-	13,968	55,586
Diavik, Canada	53,111	-	53,111	23,569	7,256	-	2,448	33,273	19,838
Fruta del Norte, Ecuador	-	33,259	33,259	-	34	-	-	34	33,225
Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Houndé, Burkina Faso	45,036	65	45,101	4,478	4,037	-	-	8,515	36,586
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	9,873	3,375	-	-	13,248	13,041
Ming, Canada	20,070	-	20,070	9,866	1,189	-	-	11,055	9,015
Relief Canyon, United States	-	26,416	26,416	-	-	-	-	-	26,416
Santa Elena, Mexico	23,354	-	23,354	21,058	552	-	-	21,610	1,744
Yamana silver stream, Argentina	74,236	16	74,252	6,072	9,692	-	-	15,764	58,488
Other Royalties 2	209,579	862	210,441	128,518	3,193	-	212	131,923	78,518

Total 3	$656,728	$60,724	$717,452	$282,522	$36,737	$-	$2,660	$321,919	$395,533

1
Depletion during the period in the Consolidated Statements of Income (loss) of $37.8 million is comprised of depletion expense for the period of $36.7 million, and $1.1 million from depletion in ending inventory as at December 31, 2018.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and others.
3
Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $56.4 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $339.1 million.

As of and for the year ended December 31, 2018:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$-	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	24,009	20	24,029	23,183	381	-	-	23,564	465
Black Fox, Canada	37,791	8	37,799	26,831	1,260	-	-	28,091	9,708
Bracemac-McLeod, Canada	21,495	-	21,495	15,194	1,327	-	-	16,521	4,974
Chapada, Brazil	69,528	-	69,528	6,502	4,100	-	-	10,602	58,926
Diavik, Canada	53,111	-	53,111	17,872	5,697	-	-	23,569	29,542
Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Houndé, Burkina Faso	-	45,036	45,036	-	4,478	-	-	4,478	40,558
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	6,203	3,270	400	-	9,873	16,416
Ming, Canada	20,070	-	20,070	9,046	120	700	-	9,866	10,204
Santa Elena, Mexico	23,342	12	23,354	20,466	584	8	-	21,058	2,296
Yamana silver stream, Argentina	74,236	-	74,236	3,680	2,392	-	-	6,072	68,164
Other Royalties 2	203,198	1,577	204,775	115,298	3,941	-	4,475	123,714	81,061
Other 3	9,461	(4,657)	4,804	4,670	134	-	-	4,804	-
Total 4	$614,732	$41,996	$656,728	$249,255	$27,684	$1,108	$4,475	$282,522	$374,206

1
Depletion during the year in the Consolidated Statements of Income (loss) of $29.0 million is comprised of depletion expense for the year of $27.7 million, and $1.3 million from depletion in ending inventory as at December 31, 2017.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and others.
3	Includes Koricancha Stream and other.
4
Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $58.1 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $316.1 million.